Investment Securities - Amortized Cost and Fair Value of Available for Sale Securities Portfolio (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Due within one year, Amortized Cost	$ 2,871
Due after one but within five years, Amortized Cost	37,759
Due after five but within ten years, Amortized Cost	15,111
Due after ten years, Amortized Cost	14,812
Mortgage backed securities, Amortized Cost	30,269
Available-for-sale Securities, Amortized Cost	89,580	$ 112,362
Due within one year, Estimated Fair Value	2,872
Due after one but within five years, Estimated Fair Value	37,821
Due after five but within ten years, Estimated Fair Value	15,076
Due after ten years, Estimated Fair Value	14,958
Mortgage backed securities, Estimated Fair Value	29,773
Fair Value	$ 89,258	$ 112,824